Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Carrying Amount and Fair Value of Financial Instruments by Category
Carrying amount and fair value of financial instruments by category as at December 31, 2020 and 2021, are as follows:

	December 31, 2020			December 31, 2021
(In millions of Korean won)	Carrying amount		Fair value	Carrying amount		Fair value
Financial assets
Cash and cash equivalents	￦	2,634,624	1	￦	3,019,592	1
Trade and other receivables
Financial assets measured at amortized cost 2		4,976,423	1		5,610,377	1
Financial assets at fair value through other comprehensive income		1,118,619	1,118,619		491,713	491,713
Other financial assets
Financial assets measured at amortized cost		671,068	1		608,389	1
Financial assets at fair value through profit or loss		809,919	809,919		952,319	952,319
Financial assets at fair value through other comprehensive income		258,516	258,516		347,877	347,877
Derivative financial assets for hedging		7,684	7,684		99,453	99,453

Total	￦	10,476,853		￦	11,129,720

Financial liabilities
Trade and other payables	￦	7,017,639	1	￦	7,980,203	1
Borrowings		7,316,298	7,643,116		8,437,703	8,578,827
Other financial liabilities
Financial liabilities at amortized cost		132,558	1		263,500	1
Financial liabilities at fair value through profit or loss		2,682	2,682		216,040	216,040
Derivative financial liabilities for hedging		127,929	127,929		18,126	18,126

Total	￦	14,597,106		￦	16,915,572

1	The Group did not conduct fair value estimation since the book amount is a reasonable approximation of the fair value
2	With the application of IFRS 7, lease receivables are excluded from fair value disclosure.

Summary of Fair Value Hierarchy Classifications of Financial Assets and Financial Liabilities That are Measured at Fair Value
Fair value hierarchy classifications of the financial assets and financial liabilities that are measured at fair value or its fair value is disclosed as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020
	Level 1		Level 2		Level 3		Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	—	￦	1,118,619	￦	—	￦	1,118,619
Other financial assets
Financial assets at fair value through profit or loss		46,449		330,961		432,509		809,919
Financial assets at fair value through other comprehensive income		5,606		202,121		50,789		258,516
Derivative financial assets for hedging		—		7,684		—		7,684
Disclosed fair value
Investment properties		—		—		2,645,482		2,645,482

Total	￦	52,055	￦	1,659,385	￦	3,128,780	￦	4,840,220

Liabilities
Borrowings	￦	—	￦	7,643,116	￦	—	￦	7,643,116
Other financial liabilities
Financial liabilities at fair value through profit or loss		—		45		2,637		2,682
Derivative financial liabilities for hedging		—		123,735		4,194		127,929

Total	￦	—	￦	7,766,896	￦	6,831	￦	7,773,727

(In millions of Korean won)	December 31, 2021
	Level 1		Level 2		Level 3		Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	—	￦	491,713	￦	—	￦	491,713
Other financial assets
Financial assets at fair value through profit or loss		24,285		310,095		617,939		952,319
Financial assets at fair value through other comprehensive income		17,328		7,176		323,373		347,877
Derivative financial assets for hedging		—		67,888		31,565		99,453
Disclosed fair value
Investment properties		—		—		4,263,381		4,263,381

Total	￦	41,613	￦	876, 872	￦	5,236,258	￦	6,154,743

Liabilities
Borrowings	￦	—	￦	8,578,827	￦	—	￦	8,578,827
Other financial liabilities
Financial liabilities at fair value through profit or loss		—		708		215,332		216,040
Derivative financial liabilities for hedging		—		18,126		—		18,126

Total	￦	—	￦	8,597,661	￦	215,332	￦	8,812,993

Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements
Details of changes in Level 3 of the fair value hierarchy for the recurring fair value measurements as at December 31, 2020 and 2021, are as follows:

	2020
	Financial assets				Financial liabilities
(In millions of Korean won)	Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Financial liabilities at fair value through profit or loss		Derivative financial liabilities (assets) for hedging
Beginning balance	￦	495,141	￦	42,054	￦	—	￦	(17,788)
Purchases		374,259		13,142		2,798		—
Reclassification		208		—		—		—
Disposal		(451,663)		(571)		—		—
Amount recognized in profit or loss 1,2		14,564		(428)		(161)		29,345
Amount recognized in other comprehensive income 1		—		(3,408)		—		(7,363)

Ending balance	￦	432,509	￦	50,789	￦	2,637	￦	4,194

1	Amount recognized in profit or loss and other comprehensive income with respect to derivative financial liabilities for hedging comprises loss on valuation of derivative instruments.
2	Amount recognized in profit or loss with respect to financial liabilities at fair value through profit or loss comprises loss on valuation of derivative instruments.

	2021
	Financial assets				Financial liabilities
( I n millions of Korean won)	Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivative financial assets (liabilities) for hedging		Financial liabilities at fair value through profit or loss
Beginning balance	￦	432,509	￦	50,789	￦	(4,194)	￦	2,637
Acquisition		441,068		118,648		—		205,323
Reclassification		(25,757)		14,633		—		—
Changes in Consolidation Scope		353		(3,051)		—		46,208
Disposal		(325,401)		(5,325)		—		—
Amount recognized in profit or loss 1,2		95,167		71		43,150		(38,836)
Amount recognized in other comprehensive income 1		—		147,608		(7,391)		—

Ending balance	￦	617,939	￦	323,373	￦	31,565	￦	215,332

1	The recognition of gains and losses on derivatives financial liabilities (assets) for hedging purposes consists entirely of derivatives valuation losses.
2	The recognition of gains and losses on financial liabilities measured at fair value through profit or loss consists of derivative valuation losses.

Summary of Valuation Techniques and Inputs
Valuation techniques and inputs used in the recurring,
non-recurring
fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as at December 31, 2020 and 20
21
, are as follows:

	December 31, 2020
(In millions of Korean won)	Fair value		Level	Valuation techniques
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	1,118,619	2	DCF Model
Other financial assets
Financial assets at fair value through profit or loss		763,470	2,3	DCF Model, Adjusted net asset model
Financial assets at fair value through other comprehensive income		252,910	2,3	DCF Model, Comparable Company Analysis
Derivative financial assets for hedging		7,684	2	DCF Model
Investment properties		2,645,482	3	DCF Model
Liabilities
Borrowings	￦	7,643,116	2	DCF Model
Other financial liabilities
Financial liabilities at fair value through profit or loss		2,682	2,3	DCF Model, Binomial Option Pricing
Derivative financial liabilities for hedging		127,929	2,3	Hull-White model, DCF Model

	December 31, 2021
(In millions of Korean won)	Fair value		Level	Valuation techniques
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	491,713	2	DCF Model
Other financial assets
Financial assets at fair value through profit or loss		928,034	2,3	DCF Model, Adjusted Net Asset Model
Financial assets at fair value through other comprehensive income		330,549	2,3	DCF Model, Market approach Model
Derivative financial assets for hedging		99,453	2,3	Hull-White Model, DCF Model
Investment properties		4,263,381	3	DCF Model
Liabilities
Borrowings	￦	8,578,827	2	DCF Model
Other financial liabilities
Financial liabilities at fair value through profit or loss		216,040	2,3	DCF Model, Binomial Option Pricing Model
Derivative financial liabilities for hedging		18,126	2	DCF Model

Summary of Details and Changes of Total Deferred Difference
In relation to this, details and changes of the total deferred difference for the years ended December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	2020				2021
	Derivatives used for hedging		Derivative held for trading		Derivatives used for hedging		Derivative held for trading
I. Beginning balance	￦	3,682	￦	—	￦	2,257	￦	—
II. New transactions		—		—		—		—
III. Recognized at fair value through profit or loss		(1,425)		—		(1,425)		—

IV. Ending balance (I+II+III)	￦	2,257	￦	—	￦	832	￦	—